Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes
Schedule of calculation of tax rates

Income tax	15.00%
Additional income tax	10.00%
Social contribution on net income	20.00%

Schedule of breakdown of income tax and social contribution expense

Due on operations for the period	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Income / (loss) before income tax and social contribution	47,556	39,700	36,694
Charges (income tax and social contribution) at the rates in effect (1)	(21,401)	(17,865)	(16,665)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures	1,478	1,168	954
Interest on capital	5,559	5,419	4,449
Other nondeductible expenses net of non taxable income (2)	4,931	2,593	4,667
Income tax and social contribution expenses	(9,433)	(8,685)	(6,595)
Related to temporary differences
Increase / (reversal) for the period	4,005	2,862	143
(Expenses) / Income from deferred taxes	4,005	2,862	143
Total income tax and social contribution expenses	(5,428)	(5,823)	(6,452)
1)	In 2022, it considers the current IRPJ and CSLL rate equal to 45% in the period from January to July and it is equal to 46% in the period from August to December.
2)	Includes temporary (additions) and exclusions.

Schedule of deferred tax asset balance and respective changes

01/01/2024	12/31/2023	Realization / Reversal	Increase	12/31/2024
Reflected in income	58,714	(17,283)	23,205	64,636
Provision for expected loss	37,658	(6,430)	10,552	41,780
Related to tax losses and social contribution loss carryforwards	2,325	(385)	529	2,469
Provision for profit sharing	2,794	(2,794)	3,258	3,258
Provision for devaluation of securities with permanent impairment	1,006	(1,006)	1,738	1,738
Provisions	5,869	(2,354)	2,762	6,277
Civil lawsuits	1,227	(730)	742	1,239
Labor claims	2,867	(1,509)	1,816	3,174
Tax and social security obligations	1,775	(115)	204	1,864
Legal obligations	279	(15)	111	375
Adjustments of operations carried out on the futures settlement market	-	-	787	787
Adjustment to fair value of financial assets - At fair value through profit or loss	755	(755)	245	245
Provision relating to health insurance operations	395	(30)	-	365
Other	7,633	(3,514)	3,223	7,342
Reflected in stockholders’ equity	2,954	(244)	2,860	5,570
Adjustment to fair value of financial assets - At fair value through other comprehensive income	2,022	(244)	2,490	4,268
Cash flow hedge	108	-	284	392
Other	824	-	86	910
Total	61,668	(17,527)	26,065	70,206

01/01/2023	12/31/2022	Realization / Reversal	Increase	12/31/2023
Reflected in income	55,806	(19,135)	22,043	58,714
Provision for expected loss	34,160	(9,142)	12,640	37,658
Related to tax losses and social contribution loss carryforwards	2,496	(547)	376	2,325
Provision for profit sharing	2,635	(2,635)	2,794	2,794
Provision for devaluation of securities with permanent impairment	812	(812)	1,006	1,006
Provisions	5,734	(2,224)	2,359	5,869
Civil lawsuits	1,230	(781)	778	1,227
Labor claims	3,010	(1,328)	1,185	2,867
Tax and social security obligations	1,494	(115)	396	1,775
Legal obligations	464	(207)	22	279
Adjustments of operations carried out on the futures settlement market	171	(171)	-	-
Adjustment to fair value of financial assets - At fair value through profit or loss	804	(804)	755	755
Provision relating to health insurance operations	400	(5)	-	395
Other	8,130	(2,588)	2,091	7,633
Reflected in stockholders’ equity	3,453	(1,196)	697	2,954
Adjustment to fair value of financial assets - At fair value through other comprehensive income	2,546	(962)	438	2,022
Cash flow hedge	342	(234)	-	108
Other	565	-	259	824
Total	59,259	(20,331)	22,740	61,668

Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 58,859 (R$ 53,691 at 12/31/2023) and R$ 603 (R$ 560 at 12/31/2023), respectively.

II - The deferred tax liabilities balance and its changes are represented by:

01/01/2024	12/31/2023	Realization / reversal	Increase	12/31/2024
Reflected in income	7,148	(2,368)	4,285	9,065
Depreciation in excess finance lease	130	(23)	-	107
Adjustment of deposits in guarantee and provisions	1,572	(9)	191	1,754
Post-employment benefits	15	(15)	260	260
Adjustments of operations carried out on the futures settlement market	416	(416)	-	-
Adjustment to fair value of financial assets - At fair value through profit or loss	1,450	(1,450)	3,538	3,538
Taxation of results abroad – capital gains	740	-	24	764
Other	2,825	(455)	272	2,642
Reflected in stockholders’ equity	1,389	(147)	1,643	2,885
Adjustment to fair value of financial assets - At fair value through other comprehensive income	1,381	(143)	1,643	2,881
Post-employment benefits	8	(4)	-	4
Total	8,537	(2,515)	5,928	11,950

01/01/2023
	12/31/2022	Realization / reversal	Increase	12/31/2023
Reflected in income	7,111	(2,300)	2,337	7,148
Depreciation in excess finance lease	141	(11)	-	130
Adjustment of deposits in guarantee and provisions	1,439	(92)	225	1,572
Post-employment benefits	17	(17)	15	15
Adjustments of operations carried out on the futures settlement market	42	(42)	416	416
Adjustment to fair value of financial assets - At fair value through profit or loss	1,554	(1,554)	1,450	1,450
Taxation of results abroad – capital gains	734	(10)	16	740
Other	3,184	(574)	215	2,825
Reflected in stockholders’ equity	859	(331)	861	1,389
Adjustment to fair value of financial assets - At fair value through other comprehensive income	854	(331)	858	1,381
Post-employment benefits	5	-	3	8
Total	7,970	(2,631)	3,198	8,537

Schedule of realization and present value of tax credits and from provision for deferred income tax and social contribution

	Deferred tax assets						Deferred tax liabilities	%	Net deferred taxes	%
Year of realization	Temporary differences	%	Tax loss / social contribution loss carryforwards	%	Total	%
2025	12,140	17.9%	404	16.4%	12,544	17.9%	(1,209)	10.1%	11,335	19.5%
2026	7,872	11.6%	171	6.9%	8,043	11.5%	(313)	2.6%	7,730	13.3%
2027	7,468	11.0%	99	4.0%	7,567	10.8%	(272)	2.3%	7,295	12.5%
2028	7,093	10.5%	100	4.1%	7,193	10.2%	(405)	3.4%	6,788	11.7%
2029	6,758	10.0%	170	6.9%	6,928	9.9%	(851)	7.1%	6,077	10.4%
After 2029	26,406	39.0%	1,525	61.7%	27,931	39.7%	(8,900)	74.5%	19,031	32.6%
Total	67,737	100.0%	2,469	100.0%	70,206	100.0%	(11,950)	100.0%	58,256	100.0%
Present value (1)	52,656		1,806		54,462		(8,021)		46,441
1)	The average funding rate, net of tax effects, was used to determine the present value.

Schedule of tax liabilities

	Note	12/31/2024	12/31/2023
Taxes and contributions on income payable		4,364	3,970
Deferred tax liabilities	24b II	603	560
Other		6,378	4,672
Total		11,345	9,202
Current		8,444	7,915
Non-current		2,901	1,287